SCHEDULE OF INDIVIDUAL QUALIFICATIONS OF RESERVES ESTIMATION (Details)	12 Months Ended
Dec. 31, 2020
Empolyee One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Charlie Wu	[1]
University degree major	Geosciences
Degree Level	Ph.D.
Total professional experience (year)	43 years
Field of professional experience (years), Drilling & Production	12 years
Field of professional experience (years), Petroleum Engineering
Field of professional experience (years), Production Geology	33 years
Field of professional experience (years), Reserve Estimation	22 years
Empolyee Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Djoko Martianto	[1]
University degree major	Petroleum Engineering
Degree Level	B.S.
Total professional experience (year)	42 years
Field of professional experience (years), Drilling & Production	31 years
Field of professional experience (years), Petroleum Engineering	12 years
Field of professional experience (years), Production Geology
Field of professional experience (years), Reserve Estimation	10 years
Empolyee Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Denny Radjawane	[1]
University degree major	Geophysics
Degree Level	M.S.
Total professional experience (year)	30 years
Field of professional experience (years), Drilling & Production	12 years
Field of professional experience (years), Petroleum Engineering
Field of professional experience (years), Production Geology	20 years
Field of professional experience (years), Reserve Estimation	12 years
Empolyee Four [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Fransiska Sitinjak	[1]
University degree major	Petroleum Engineering
Degree Level	M.S
Total professional experience (year)	17 years
Field of professional experience (years), Drilling & Production	7 years
Field of professional experience (years), Petroleum Engineering	12 years
Field of professional experience (years), Production Geology
Field of professional experience (years), Reserve Estimation	8 years
Empolyee Five [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Yudhi Setiawan	[1]
University degree major	Geology
Degree Level	B.S.
Total professional experience (year)	18 years
Field of professional experience (years), Drilling & Production	12 years
Field of professional experience (years), Petroleum Engineering	4 years
Field of professional experience (years), Production Geology	6 years
Field of professional experience (years), Reserve Estimation	3 years
Empolyee Six [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Oni Syahrial	[1]
University degree major	Geology
Degree Level	B.S.
Total professional experience (year)	14 years
Field of professional experience (years), Drilling & Production
Field of professional experience (years), Petroleum Engineering
Field of professional experience (years), Production Geology	14 years
Field of professional experience (years), Reserve Estimation	8 years
Empolyee Seven [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reserve Estimation Team	Juan Chandra	[1]
University degree major	Geology
Degree Level	B.S.
Total professional experience (year)	15 years
Field of professional experience (years), Drilling & Production
Field of professional experience (years), Petroleum Engineering
Field of professional experience (years), Production Geology	15 years
Field of professional experience (years), Reserve Estimation	9 years

[1]	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).